Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,267,864	¥ 1,303,737	¥ 1,469,137
Net interest revenue	128,717	112,635	110,354
Net revenue	1,396,581	1,416,372	1,579,491
Non-interest expenses	1,080,402	1,230,523	1,257,417
Income before income taxes	316,179	185,849	322,074
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	369,503	429,948	471,565
Net interest revenue	4,931	5,686	4,940
Net revenue	374,434	435,634	476,505
Non-interest expenses	299,642	308,003	314,675
Income before income taxes	74,792	127,631	161,830
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	90,025	91,014	88,802
Net interest revenue	9,402	4,395	3,552
Net revenue	99,427	95,409	92,354
Non-interest expenses	57,094	58,743	60,256
Income before income taxes	42,333	36,666	32,098
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	564,877	571,322	626,228
Net interest revenue	174,379	148,955	163,639
Net revenue	739,256	720,277	789,867
Non-interest expenses	577,809	704,872	707,671
Income before income taxes	161,447	15,405	82,196
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	243,459	211,453	282,542
Net interest revenue	(59,995)	(46,401)	(61,777)
Net revenue	183,464	165,052	220,765
Non-interest expenses	145,857	158,905	174,815
Income before income taxes	¥ 37,607	¥ 6,147	¥ 45,950